OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Other Expense [Abstract]
Disclosure of detailed information about other operating expense

For the years ended December 31,	2017	2016
Change in provisions (i)	$(26.6)	$11.0
Write-down of other assets	13.4	20.0
Business transaction costs	2.9	8.5
Gain on sale of assets	(5.2)	(4.9)
Mark-to-market (gain)/loss on deferred share units	(1.7)	3.1
Net loss/(gain) on investments	2.5	(16.0)
Legal expenses	0.9	4.1
Reorganization costs	4.8	0.6
Other expenses/losses (ii)	32.6	13.3
Other expenses	$23.6	$39.7

(i)	Amount represents the reversal of certain existing provisions based on management's best estimate of the likely outcome.

(ii)
In 2017, other expenses/losses includes $9.4 million related to standby costs incurred during El Peñón's suspension of operations associated with the collective bargaining negotiation, and $5.1 million due to business interruption costs at MRDM.